Disclosure of investments accounted for using equity method (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement [Line Items]
Aggregate amount of the Companys share of net loss	$ (78)	$ 1,645
Aggregate amount of the Companys share of other comprehensive income (loss)	(459)	(382)
Investments accounted for using equity method [Member]
Statement [Line Items]
Aggregate amount of the Companys share of net loss	(2,725)	(1,645)
Aggregate amount of the Companys share of other comprehensive income (loss)	459	(382)
Aggregate carrying value of investments	38,468	16,983
Aggregate fair value of investments	$ 53,061	$ 28,176